Delux All Cap Stock Fund
Delux All Cap Stock Fund Class A: DACAX Class N: DACNX Class I: DACIX PROSPECTUS August 19, 2011
Investment Objective
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 10 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Delux All Cap Stock Fund (USD $)	Class A	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delux All Cap Stock Fund		Class A	Class N	Class I
Management Fees		2.00%	2.00%	2.00%
Distribution (12b-1) Fees		0.25%	0.25%	none
Other Expenses	[1]	0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.76%	2.76%	2.51%
[1]	Other Expenses are estimated for the current fiscal year
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Delux All Cap Stock Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	838	1,382
Class N	279	856
Class I	254	782

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund invests primarily in NYSE, NASDAQ or AMEX-listed common stocks of domestic and foreign issuers that the Fund’s advisor believes have an above-average capital appreciation potential. The Fund may invest in companies of any market capitalization but generally more than half of the Fund’s assets are expected to be invested in small- and medium-capitalization stocks.

Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in common stocks of domestic and foreign issuers and in American Depositary Receipts (“ADRs”).

The advisor’s investment and trading strategy analyzes approximately 7,000 U.S. listed common stocks and ADRs using its proprietary price and earnings momentum screens. The Fund’s portfolio will typically consist of approximately 200 stocks selected based on the screening models. Stocks are subsequently sold from the portfolio when the screening models indicate a discontinuation of the company’s earnings and/or price momentum trend. A proprietary model using liquidity, price and earnings data is run daily on each stock to determine security purchase and sale timing. The daily analysis could lead to high portfolio turnover.  Proceeds from selling unprofitable investments are reinvested into remaining portfolio securities with unrealized gains on a weekly basis and a full portfolio rebalancing is undertaken monthly.

The Fund normally holds long positions with a market value of up to 120% of the Fund’s net assets. The Fund may borrow money from a bank to make such investments.

The Fund’s advisor also utilizes an ongoing hedging strategy.  As part of that strategy, the Fund may use derivative instruments, such as options and futures contracts, and hedging techniques, such as short sales, to hedge against changes in the market value of securities or to close-out or offset existing positions.  The Fund’s use of options includes the purchase and sale (writing) of put and call options on securities, securities indices and futures contracts.  The Fund may also use such derivative instruments as a substitute for securities or to enhance returns.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund’s returns will vary and you could lose money on your investment in the Fund.

•    Foreign Securities Risk.  Since the Fund’s investments may include ADRs and foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.  In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

•    Futures Risk. The Fund’s use of stock index futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

•    Leverage Risk. By selling securities short, investing in futures or options contracts the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage, including through borrowing, to increase the Fund's exposure to long equity positions will make any change in the Fund's NAV greater than it would be without the use of leverage.

•    Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations. The advisor is a newly formed investment advisor and has a limited history of operations.

•    Management Risk.  The Portfolio Manager’s judgments about the attractiveness, value and potential appreciation of particular stocks, options or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the Portfolio Manager’s judgment will produce the desired results.

•    Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect individual securities and the securities markets generally.

•    Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

•    Options Risk.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

•    Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

•    Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•    Turnover Risk:  Because the advisor analyzes and may change the Fund’s portfolio holdings on a daily basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 855-723-3589.